CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net revenues
Total net revenues	$ 16,028	$ 16,669
Cost of net revenues
Total cost of net revenues	9,294	11,616
Gross profit	6,734	5,053
Operating expenses:
Research and development	10,712	17,385
Sales and marketing	3,188	2,836
General and administrative	7,392	7,585
Total operating expenses	21,292	27,806
Loss from operations	(14,558)	(22,753)
Interest income	8	4
Interest expense	(6,246)	(3,364)
Other income (expense), net	(1,132)	(178)
Loss before provision for income taxes	(21,928)	(26,291)
Provision for income taxes	541	121
Net loss	(22,469)	(26,412)
Accretion of Series G redeemable convertible preferred stock to redemption amount	0	(2,237)
Net loss attributable to common stockholders	$ (22,469)	$ (28,649)
Net loss per common share - basic	$ (0.17)	$ (0.31)
Net loss per common share - diluted	$ (0.17)	$ (0.31)
Weighted average number of common shares used in computing net loss per common share - basic	128,459,102	92,958,570
Weighted average number of common shares used in computing net loss per common share - diluted	128,459,102	92,958,570
Product
Net revenues
Total net revenues	$ 10,968	$ 12,977
Cost of net revenues
Total cost of net revenues	7,343	10,250
Service
Net revenues
Total net revenues	5,060	3,692
Cost of net revenues
Total cost of net revenues	$ 1,951	$ 1,366